CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	$ (513,042)	$ (509,827)	$ (469,836)
Recognized in consolidated income	126,344	4,196	(31,485)
Recognized in comprehensive income	3,287	1,297	(2,555)
Exchange rate variation	2,191	(8,708)	(5,951)
Ending balance Asset (liability)	(381,220)	(513,042)	(509,827)
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(1,582,496)	(1,568,764)	(1,615,783)
Recognized in consolidated income	67,237	(19,735)	46,403
Recognized in comprehensive income
Exchange rate variation	1,355	6,003	616
Ending balance Asset (liability)	(1,513,904)	(1,582,496)	(1,568,764)
Leased Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	85,752	75,849	61,343
Recognized in consolidated income	47,729	9,903	14,506
Recognized in comprehensive income
Exchange rate variation
Ending balance Asset (liability)	133,481	85,752	75,849
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(56,863)	(54,820)	(77,480)
Recognized in consolidated income	3,345	(3,735)	22,486
Recognized in comprehensive income
Exchange rate variation	382	1,692	174
Ending balance Asset (liability)	(53,136)	(56,863)	(54,820)
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	37,328	(10,461)	281,369
Recognized in consolidated income	13,881	92,804	(286,267)
Recognized in comprehensive income	2,873	1,566	(785)
Exchange rate variation	(10,515)	(46,581)	(4,778)
Ending balance Asset (liability)	43,567	37,328	(10,461)
Revaluation of Financial Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(13)	3,750	3,223
Recognized in consolidated income	10,142	(2,326)	2,417
Recognized in comprehensive income	414	(269)	(1,770)
Exchange rate variation	(264)	(1,168)	(120)
Ending balance Asset (liability)	10,279	(13)	3,750
Tax Losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	1,369,150	1,479,560	1,328,736
Recognized in consolidated income	(10,116)	(98,154)	152,081
Recognized in comprehensive income
Exchange rate variation	(2,766)	(12,256)	(1,257)
Ending balance Asset (liability)	1,356,268	1,369,150	1,479,560
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(351,238)	(406,536)	(430,705)
Recognized in consolidated income	(11,718)	20,000	24,436
Recognized in comprehensive income
Exchange rate variation	13,874	35,298	(267)
Ending balance Asset (liability)	(349,082)	(351,238)	(406,536)
Others [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(14,662)	(28,405)	(20,539)
Recognized in consolidated income	5,844	5,439	(7,547)
Recognized in comprehensive income
Exchange rate variation	125	8,304	(319)
Ending balance Asset (liability)	$ (8,693)	$ (14,662)	$ (28,405)